MERIDIAN FUND, INC.
                 Registration Nos. 2-90949; 811-4014

                       CERTIFICATE PURSUANT TO
                        17 C.F.R.  230.497(j)


	The undersigned hereby certifies on behalf of Meridian Fund, Inc. (the "Company") that the form of Prospectus and Statement of Additional Information for the Meridian Equity Income Fund, Meridian Growth Fund and Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on January 31, 2005.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of February, 2005.


Witness:                             MERIDIAN FUND, INC.

By:     /s/ Robert Ficarro           By:     /s/ Gregg Keeling
            --------------                       -------------
Name:   Robert Ficarro               Name:   Gregg Keeling
Title:  Assistant Secretary          Title:  Secretary



[PAGE BREAK]



             [MERIDIAN FUND, INC. LETTERHEAD]
                    February 4, 2005


                                        Writer's Direct Dial Number
                                       (415) 461-8770


Via EDGAR

Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:  Meridian Fund, Inc.
	     SEC File Nos. 2-90949; 811-4014
	     -------------------------------


Ladies and Gentlemen:

	In connection with the registration of Meridian Fund, Inc. (the "Company") under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to Rule 17 C.F.R. 230.497(j), we are transmitting herewith for filing a certificate regarding the Meridian Equity Income Fund, Meridian Growth Fund and the Meridian Value Fund. The certificate is being filed in lieu of filing a definitive Prospectus and Statement of Additional Information pursuant to Rule 17 C.F.R. 230.497(j).

If you have any questions, please contact the undersigned at the number set forth above.

				Sincerely,

				/s/  Gregg Keeling
				------------------
				Gregg Keeling

Enclosures

cc:  Steven G. Cravath